Dreyfus BASIC S&P 500 Stock Index Fund
Letter to Shareholders
Dear Shareholder:
      We are pleased to provide you with this semi-annual report for Dreyfus BASIC S&P 500 Stock Index Fund for the six-month period ended April 30, 1998. Your Fund produced a total return of 22.34%.* This compares with a total return of 22.50% for the Standard & Poor's 500 Composite Stock Price Index over the same period, which the Fund is designed to replicate.** The difference is primarily accounted for by transaction fees and other Fund expenses.
Economic Review
      Although real Gross Domestic Product (GDP) sustained a growth trend approaching 4% into the first quarter, incoming evidence suggests a shift to somewhat slower economic growth in coming months. Aggregate profit margins already have begun to narrow in some sectors. The conflicting pressures of a softening economy and a still tightening labor market have kept the Federal Reserve Board in neutral, although a bias favoring higher interest rates was resumed recently. Market interest rates have likewise stayed within a narrow range in recent months.
      While manufacturing has turned appreciably sluggish since year-end, this was overshadowed in the first quarter by a strong rebound in domestic demand. The industrial sector has been slowed by the strong dollar and by weak exports. However, with Asian economies still in turmoil, competition from Asian-made imports has emerged only gradually. The first quarter rebound in domestic demand was fueled primarily by strong housing market conditions and rising real household incomes.
      Rising real wages that have been such a boon to consumers in recent months may also be taking a toll on corporate profit margins. The first sign of profit pressure was seen last year as the dollar strengthened. This year, profit margins have eroded further due to weak exports and falling prices in some sectors. Accelerating wage growth that is apparent alongside limited pricing power may also prove a harbinger of profit margin erosion. Hence, a shift to slower economic growth that coexists with rising wage pressures creates a further risk to overall profit growth.
      The above pressures have kept Fed policy unchanged until now. However, policymakers seem more concerned about wage growth than economic strains, as evidenced by a recent shift towards a tightening bias. Although long-term bond yields were below year-ago levels at the end of April, substantially lower yields have proven difficult to attain in the absence of lower short-term rates. This, too, could restrain the economic growth rate.
Market Overview
      Equity prices during the six months ended April 30, 1998 continued to display considerable volatility, most of the time on the upside. Large-capitalization stocks continued the trend of outperforming both mid-cap and small-cap equities. Last November, the markets were still trying to recover from the financial crisis in Asia. As the months went by, however, the U.S. equity markets rebounded from that severe blow.
      Early in the new year, there were temporary setbacks due to worries about inflation and concern about the corporate profit outlook. By midwinter, however, the markets resumed their upward surge, which continued almost unbroken until interest rate jitters struck again in late April. This time the cause was a press report that the Fed was going to tilt its policy toward tightening credit.
      As it turned out, even that scare was short-lived and, as the month of May began, stock prices set new records once again, especially the stocks of the large-capitalized corporations.
      Despite the impressive gains in the broad market averages, it was not a market that would allow investors simply to sit back and relax. Some commentators had begun to refer to it as the "bubble market," a market that could inflate to record heights one week, yet the next week could be deflated just as quickly by unexpected national, international and corporate news.

      Now that most first-quarter corporate profits have been reported, it is apparent that the quarter saw a slowdown in total profits. While some analysts believe that there could be an increase in the growth of earnings in the second quarter and beyond, many skeptics believe such possible increases to be overoptimistic. The skeptics have cited several factors:
      *  possible delayed reaction to the collapse of Asian markets;
      * the ever-present possibility that the Fed could still raise interest rates;
      * the approaching shadow of the midterm elections next fall, with all the political acrimony they could bring.
      There was also the risk that Fed Chairman Greenspan might once again warn against excessive enthusiasm in the equity markets, as he did in late 1996 when he spoke of "irrational exuberance."
      In this atmosphere, wary investors were as quick to sell as to buy, depending on the ebb and flow of economic and political news. Volatility, it appeared, was a condition the markets would need to live with for some time to come, in rising as well as in falling markets.
      We very much appreciate your investment in this Fund.
                                  Sincerely,

                              [Steven A. Falci signature logo]

                                  Steven A. Falci
                                  Portfolio Manager
May 26, 1998
New York, N.Y.
* Total return includes reinvestment of dividends and any capital gains paid.
** SOURCE: LIPPER ANALYTICAL SERVICES, INC. - Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF INVESTMENTS                                                                             APRIL 30, 1998 (UNAUDITED)
   Shares         COMMON STOCKS-95.9%                     Value
____________                                          ____________
                  Basic Industries-3.9%
          15,300  Air Products & Chemicals            $  1,330,144
           5,300  Armstrong World Industries               454,475
          13,392  Avery Dennison...                        701,406
           3,900  Ball.............                        150,638
           6,900  Bemis............                        307,050
           7,314  Boise Cascade....                        274,732
           7,714  Centex...........                        268,062
          12,500  Champion International                   672,656
          16,700  Crown Cork & Seal                        869,444
          29,525  Dow Chemical.....                      2,854,698
         147,200  duPont (E.I.) de Nemours
                     & Co................               10,718,000
          10,226  Eastman Chemical.                        703,038
          18,800  Engelhard........                        397,150
          4,800(a)FMC                                      372,300
          10,889  Fluor............                        514,505
          27,200  Fort James.......                      1,349,800
          22,271  Fortune Brands...                        821,243
          12,000  Georgia Pacific..                        926,250
           9,700  Grace (W.R.).....                        197,031
           7,803  Great Lakes Chemical                     392,101
          12,600  Hercules.........                        602,438
          39,265  International Paper                    2,049,142
           5,100  Kaufman & Broad Home                     148,219
          14,200  Louisiana Pacific                        310,625
          21,509  Masco............                      1,247,522
          13,654  Mead.............                        472,770
          77,100  Monsanto.........                      4,076,663
          17,000  Morton International                     544,000
           8,645  Nalco Chemical...                        343,639
           6,900  Owens-Corning....                        286,781
         18,300(a)Owens-Illinois                          723,994
          23,121  PPG Industries...                      1,634,366
           3,800  Potlach..........                        180,025
          20,500  Praxair..........                      1,031,406
           7,911  Rohm & Haas......                        852,905
           5,431  Sealed Air.......                        340,468
          22,500  Sherwin-Williams.                        801,563
          13,000  Sigma-Aldrich....                        518,375
         12,900(a)Stone Container                          211,238
           7,400  Temple-Inland....                        477,763
          22,100  Tenneco..........                        951,681
           9,100  Union Camp.......                        549,413
          16,022  Union Carbide....                        777,067
          13,300  Westvaco.........                        403,156
          26,000  Weyerhaeuser.....                      1,498,250
          14,500  Willamette Industries                    562,781
                                                  ________________
                                                        45,870,973
                                                  ________________
                  Capital Goods-22.9%
          28,600  AMP..............                   $  1,124,338
           8,900  Adobe Systems....                        445,556
        18,400(a) Advanced Micro Devices                   510,600
           3,700  Aeroquip-Vickers.                        235,181
          25,467  Allegheny Teledyne                       646,225
          73,400  AlliedSignal.....                      3,215,838
         11,500(a)Andrew                                   263,063
         17,300(a)Apple Computer                           473,588
         47,600(a)Applied Materials                      1,719,550
           6,100  Autodesk.........                        286,700
          38,900  Automatic Data Processing              2,603,869
         28,600(a)Bay Networks                             670,313
         129,944  Boeing...........                      6,505,322
           3,200  Briggs & Stratton                        144,800
          25,200  Browning-Ferris Industries               859,950
         20,600(a)Cabletron Systems                        272,950
           9,800  Case.............                        622,913
          48,400  Caterpillar......                      2,755,775
        105,386(a)Cendant                                2,634,650
          9,433(a)Ceridian                                 533,554
           5,200  Cincinnati Milacron                      161,525
        132,300(a)Cisco Systems                          9,690,975
          21,100  Cognizant........                      1,085,331
         196,900  Compaq Computer..                      5,525,506
          71,050  Computer Associates
                     International.......                4,160,866
          20,300  Computer Sciences                      1,070,825
          15,700  Cooper Industries                      1,049,938
           6,000  Crane............                        322,875
           4,947  Cummins Engine...                        268,993
         15,300(a)DSC Communications                       275,400
          6,303(a)Data General                              96,121
          32,500  Deere & Co.......                      1,899,219
          84,900  Dell Computer....                      6,855,675
          10,600  Deluxe...........                        355,100
         19,100(a)Digital Equipment                      1,062,438
          28,900  Dover............                      1,141,550
          12,500  Dow Jones & Co...                        608,594
          22,100  Dun & Bradstreet.                        784,550
           5,916  EG&G.............                        178,220
         64,500(a)EMC                                    2,975,063
          10,021  Eaton............                        925,690
          57,700  Emerson Electric.                      3,671,163
          19,500  Equifax..........                        754,406
          55,700  First Data.......                      1,886,838
           5,300  Foster Wheeler...                        146,744
         20,200(a)Gateway 2000                           1,185,488



DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                      APRIL 30, 1998 (UNAUDITED)
   Shares         COMMON STOCKS (continued)              Value
____________                                          ____________
                   Capital Goods (continued)
          16,000  General Dynamics.                  $     676,000
         425,600  General Electric.                     36,229,143
           6,500  General Signal...                        286,000
          23,200  Genuine Parts....                        835,200
           9,300  Goodrich (B.F.)..                        500,456
           6,500  Grainger (W.W.)..                        708,094
          27,400  HBO & Co.........                      1,638,863
          13,700  H&R Block........                        616,500
           6,200  Harnischfeger Industries                 175,150
          10,406  Harris...........                        503,390
         135,300  Hewlett-Packard..                     10,189,781
          16,600  Honeywell........                      1,545,875
          15,400  ITT Industries...                        561,138
          17,500  Ikon Office Solutions                    423,281
          32,400  Illinois Tool Works                    2,284,200
          21,550  Ingersoll-Rand...                        992,647
         212,800  Intel............                     17,196,900
         126,400  International Business
                     Machines............               14,646,600
          16,400  Interpublic Group Cos.                 1,047,550
          10,928  Johnson Controls.                        648,850
         10,900(a)KLA-Tencor                               439,406
         18,391(a)LSI Logic                                498,856
          25,300  Lockheed Martin..                      2,817,788
         169,228  Lucent Technologies                   12,882,482
           7,300  McDermott International                  302,038
         27,500(a)Micron Technology                        854,219
        316,600(a)Microsoft                             28,533,575
           5,700  Millipore........                        196,650
          53,100  Minnesota Mining &
                     Manufacturing.......                5,011,313
          77,600  Motorola.........                      4,316,500
         21,400(a)National Semiconductor                  470,800
           5,600  National Service Industries              303,100
          67,700  Northern
                     Telecommunications..                4,121,238
           8,700  Northrop Grumman.                        919,481
         45,600(a)Novell                                   456,000
          21,100  Omnicom Group....                        999,613
        128,000(a)Oracle                                 3,312,000
          16,203  Pall.............                        317,984
         33,400(a)Parametric Technology                  1,067,756
          14,440  Parker-Hannifin..                        644,385
           6,300  Perkin-Elmer.....                        430,763
          37,706  Pitney Bowes.....                      1,809,888
          11,000  Raychem..........                        442,063
          44,100  Raytheon, Cl. B..                      2,499,919

                   Capital Goods (continued)
          26,100  Rockwell International              $  1,459,969
           9,900  Ryder System.....                        344,644
          10,300  Scientific-Atlanta                       245,913
         31,500(a)Seagate Technology                       840,656
          32,800  Service Corp. International            1,353,000
           3,300  Shared Medical Systems                   240,694
         24,400(a)Silicon Graphics                         318,725
           7,900  Snap-On..........                        334,269
          11,627  Stanley Works....                        595,157
         49,100(a)Sun Microsystems                       2,022,306
         46,100(a)3COM                                   1,578,925
           6,559  Tektronix........                        282,037
         23,600(a)Tellabs                                1,672,650
          50,800  Texas Instruments                      3,254,375
          21,400  Textron..........                      1,674,550
         19,700(a)Thermo Electron                          784,306
           7,141  Thomas & Betts...                        416,856
           8,200  Timken...........                        327,488
          74,400  Tyco International                     4,054,800
         32,400(a)Unisys                                   726,975
          30,314  United Technologies                    2,984,034
          59,200  Waste Management.                      1,983,200
          42,424  Xerox............                      4,815,124
                                                  ________________
                                                       272,327,916
                                                  ________________
                   Consumer Cyclical-11.7%
          31,900  Albertson's......                      1,595,000
           9,500  American Greetings, Cl. A                439,375
          35,500  American Stores..                        852,000
         19,800(a)AutoZone                                 597,713
          12,400  Black & Decker...                        640,150
          13,000  Brunswick........                        422,500
          92,500  CBS..............                      3,295,313
          24,809  CVS..............                      1,829,664
          84,300  Chrysler.........                      3,387,806
          12,818  Circuit City Stores                      520,731
         16,000(a)Clear Channel
                     Communications                      1,508,000
          45,400  Comcast, Cl. A ..                      1,625,888
         14,000(a)Consolidated Stores                      560,000
          10,203  Cooper Tire and Rubber                   243,597
         27,900(a)Costco Cos.                            1,558,913
          13,700  Dana.............                        810,013
          19,300  Darden Restaurants                       308,800
          28,400  Dayton Hudson....                      2,479,675
          14,400  Dillard's, Cl. A.                        527,400


DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                  APRIL 30, 1998 (UNAUDITED)
   Shares         COMMON STOCKS (continued)              Value
____________                                          ____________
                   Consumer Cyclical (continued)
          87,800  Disney (Walt)....                    $10,914,638
          19,000  Donnelley (R.R.) & Sons                  837,188
           8,200  Echlin...........                        387,963
         27,300(a)Federated Department
                     Stores                              1,342,819
           4,700  Fleetwood Enterprises                    217,081
         156,100  Ford Motor.......                      7,151,331
          9,500(a)Fruit of the Loom, Cl. A                 355,063
          36,900  Gannett..........                      2,506,894
          51,500  Gap..............                      2,649,031
         19,200(a)General Instrument                       430,800
          92,000  General Motors...                      6,198,500
           7,800  Giant Food, Cl. A                        290,550
          20,300  Goodyear Tire & Rubber                 1,421,000
           4,943  Great Atlantic & Pacific                 153,851
           9,200  Harcourt General.                        480,125
         13,094(a)Harrah's Entertainment                   341,262
          17,350  Hasbro...........                        638,697
          32,600  Hilton Hotel.....                      1,041,163
          95,100  Home Depot.......                      6,621,338
           5,022  Jostens..........                        118,959
         63,500(a)K mart                                 1,107,281
          9,524(a)King World Productions                   254,172
          10,300  Knight-Ridder....                        600,619
         33,100(a)Kroger                                 1,386,063
          35,400  Limited..........                      1,188,113
           8,700  Liz Claiborne....                        427,931
           5,038  Longs Drug Stores                        145,787
          22,700  Lowes............                      1,587,581
          17,300  Marriott International                   570,900
          15,900  Marriott International, Cl. A            508,800
          37,800  Mattel...........                      1,448,213
          30,100  May Department Stores                  1,856,794
          12,400  Maytag...........                        638,600
          89,600  McDonald's.......                      5,544,000
          12,900  McGraw-Hill Cos..                        998,944
           4,800  Mercantile Stores                        350,700
           6,860  Meredith.........                        294,980
         23,300(a)Mirage Resorts                           514,056
          11,502  Moore............                        180,438
          9,400(a)Navistar International                   280,825
          12,518  New York Times, Cl.                     A887,996
          37,800  NIKE, Cl. B......                      1,804,950
          10,100  Nordstrom........                        660,919
          10,122  PACCAR...........                        600,994
          32,500  Penney (J.C.)....                      2,309,531
                   Consumer Cyclical (continued)
           8,300  Pep Boys-Manny,
                     Moe & Jack..........            $     180,525
          7,315(a)Reebok International                     214,878
          33,500  Rite Aid.........                      1,076,188
           4,714  Russell..........                        127,278
          51,000  Sears, Roebuck & Co.                   3,024,938
           2,600  Springs Industries                       143,163
           7,800  Supervalu........                        340,763
          44,204  Sysco............                      1,052,608
          21,000  TJX..............                        929,250
          16,000  TRW..............                        845,000
          13,476  Tandy............                        670,431
         66,000(a)Tele-Communications, Cl. A             2,128,500
          75,200  Time Warner......                      5,903,200
          11,539  Times Mirror, Cl. A                      706,043
         36,900(a)Toys R Us                              1,017,056
          16,022  Tribune..........                      1,057,452
          78,900  US West Media Group                    2,978,475
          15,900  V.F..............                        826,800
         45,900(a)Viacom, Cl. B                          2,662,200
         292,100  Wal-Mart Stores..                     14,769,306
          64,400  Walgreen.........                      2,221,800
          17,147  Wendy's International                    412,600
           9,800  Whirlpool........                        705,600
          19,300  Winn-Dixie Stores                        726,163
         17,500(a)Woolworth                                402,500
                                                  ________________
                                                       138,572,695
                                                  ________________
                   Consumer Staples-10.2%
           7,344  Alberto-Culver, Cl. B                    215,730
          63,700  Anheuser-Busch...                      2,918,256
          74,277  Archer Daniels Midland                 1,596,956
          17,168  Avon Products....                      1,410,995
          37,400  Bestfoods........                      2,052,325
           9,000  Brown-Forman, Cl. B                      509,625
          59,400  Campbell Soup....                      3,047,963
          13,400  Clorox...........                      1,123,925
         321,600  Coca-Cola........                     24,401,400
          38,500  Colgate-Palmolive                      3,452,969
          61,832  ConAgra..........                      1,804,722
           4,815  Coors (Adolph), Cl. B                    172,136
          42,300  Eastman Kodak....                      3,053,531
          16,800  Ecolab...........                        532,350
          20,600  General Mills....                      1,391,788
          72,800  Gillette.........                      8,403,850


DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                  APRIL 30, 1998 (UNAUDITED)
   Shares         COMMON STOCKS (continued)              Value
____________                                          ____________
                   Consumer Staples (continued)
          47,500  Heinz (H.J.).....                   $  2,588,750
          18,600  Hershey Foods....                      1,362,450
          14,200  International Flavors &
                     Fragrances..........                  694,913
          53,400  Kellogg..........                      2,202,750
          72,300  Kimberly-Clark...                      3,669,225
           1,022  NACCO Industries, Cl. A                  171,888
          20,700  Newell...........                      1,000,069
         197,300  PepsiCo..........                      7,830,344
         315,300  Philip Morris Cos.                    11,764,631
          32,100  Pioneer Hi-Bred International          1,211,775
           5,800  Polaroid.........                        255,200
         174,600  Procter & Gamble.                     14,349,938
          18,000  Quaker Oats......                        936,000
          13,900  Ralston Purina Group                   1,473,400
          19,448  Rubbermaid.......                        556,699
          61,500  Sara Lee.........                      3,663,094
          46,400  Seagram..........                      1,980,700
         19,730 (a)Tricon Global Restaurants               626,428
           7,900  Tupperware.......                        213,794
          24,000  UST..............                        661,500
          83,200  Unilever.........                      6,208,800
          15,100  Wrigley, (Wm) Jr.                      1,343,900
                                                  ________________
                                                       120,854,769
                                                  ________________
                   Energy-8.2%
          11,900  Amerada Hess.....                        684,250
         126,600  Amoco............                      5,602,050
           7,800  Anadarko Petroleum                       571,350
          12,400  Apache...........                        438,650
           9,800  Ashland..........                        518,175
          41,700  Atlantic Richfield                     3,252,600
          22,000  Baker Hughes.....                        891,000
          23,006  Burlington Resources                   1,081,282
          85,400  Chevron..........                      7,061,513
          13,810  Coastal..........                        986,552
           7,200  Columbia Gas System                      585,000
          12,431  Consolidated Natural Gas                 714,783
          22,800  Dresser Industries                     1,205,550
           2,618  Eastern Enterprises                      110,938
          40,500  Enron............                      1,992,094
         320,700  Exxon............                     23,391,056
          34,100  Halliburton......                      1,875,500
           6,510  Helmerich & Payne                        198,555
           6,240  Kerr-McGee.......                        411,840
         102,000  Mobil............                      8,058,000
                     Energy (continued)
           6,300  Nicor............                 $      257,906
           3,982  ONEOK............                        161,271
          44,100  Occidental Petroleum                   1,298,194
         13,700(a)Oryx Energy                              357,913
          10,800  Pacific Enterprises                      420,525
           6,200  Pennzoil.........                        397,188
           4,570  Peoples Energy...                        165,663
          34,200  Phillips Petroleum                     1,695,038
         11,310(a)Rowan Cos.                               332,938
         278,900  Royal Dutch Petroleum,
                     A.D.R...............               15,775,281
          64,700  Schlumberger.....                      5,362,013
          14,300  Sonat............                        634,563
           9,268  Sun..............                        374,775
          71,300  Texaco...........                      4,384,950
          33,007  Union Pacific Resources
                     Group...............                  788,042
          32,100  Unocal...........                      1,314,094
          37,500  USX-Marathon Group                     1,342,969
          7,100(a)Western Atlas                            560,900
          53,400  Williams Cos.....                      1,688,775
                                                  ________________
                                                        96,943,736
                                                  ________________
                   Health Care-11.0%
         11,100(a)ALZA                                     532,106
          99,500  Abbott Laboratories                    7,275,938
           8,500  Allergan.........                        353,281
          84,500  American Home Products                 7,869,063
         34,180(a)Amgen                                  2,037,983
           7,400  Bard (C.R.)......                        265,013
           7,164  Bausch & Lomb....                        354,170
          36,400  Baxter International                   2,017,925
          15,900  Becton, Dickinson & Co.                1,107,038
          14,500  Biomet...........                        435,000
         25,300(a)Boston Scientific                      1,829,506
         129,300  Bristol-Myers Squibb                  13,689,638
          14,300  Cardinal Health..                      1,376,375
          84,200  Columbia/HCA Healthcare                2,773,338
          19,600  Guidant..........                      1,310,750
         51,200(a)HEALTHSOUTH                            1,545,600
         21,300(a)Humana                                   575,100
         174,900  Johnson & Johnson                     12,483,488
         144,300  Lilly (Eli)......                     10,037,869
           9,500  Mallinckrodt Group                       306,375
           8,300  Manor Care.......                        291,019
          60,900  Medtronic........                      3,204,863


DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                    APRIL 30, 1998 (UNAUDITED)
   Shares         COMMON STOCKS (continued)              Value
____________                                          ____________
                   Health Care (continued)
         155,800  Merck & Co.......                    $18,773,900
         168,200  Pfizer...........                     19,143,263
          66,000  Pharmacia & Upjohn                     2,776,125
          95,200  Schering-Plough..                      7,627,900
         11,900(a)St. Jude Medical                         421,706
         39,800(a)Tenet Healthcare                       1,490,013
           9,800  U.S. Surgical....                        308,700
          24,500  United Healthcare                      1,721,125
          35,400  Warner-Lambert...                      6,697,238
                                                     _____________
                                                       130,631,408
                                                     _____________
                   Interest Sensitive-17.2%
          19,327  Aetna............                      1,561,863
          14,219  Ahmanson (H.F.) & Co.                  1,084,199
          55,800  Allstate.........                      5,370,750
          60,400  American Express.                      6,160,800
          33,038  American General.                      2,201,157
          91,250  American International
                     Group...............               12,005,078
          21,800  Aon..............                      1,406,100
          46,611  Associates First Capital,
                     Cl. A...............                3,484,172
          18,900  BANKBOSTON.......                      2,040,019
          18,500  BB&T.............                      1,244,125
          83,940  Banc One.........                      4,936,721
          48,964  Bank of New York.                      2,891,936
          90,200  BankAmerica......                      7,667,000
          12,700  Bankers Trust New York                 1,639,888
           6,900  Beneficial.......                        899,588
           9,600  CIGNA............                      1,986,600
          54,841  Chase Manhattan..                      7,598,906
          22,100  Chubb............                      1,744,519
           7,100  Cincinnati Financial                     904,363
          59,400  Citicorp.........                      8,939,700
          20,450  Comerica.........                      1,368,872
          24,500  Conseco..........                      1,215,813
          14,100  Countrywide Credit Industries            682,088
         138,000  Federal National
               Mortgage Association                      8,262,750
          30,225  Fifth Third Bancorp                    1,662,375
          37,800  First Chicago NBD                      3,510,675
         125,734  First Union......                      7,591,190
          35,400  Fleet Financial Group                  3,057,675
          90,400  Federal Home Loan
                     Mortgage............                4,186,650
         33,400(a)Franklin Resources                     1,786,900

                   Interest Sensitive (continued)
          10,158  General Re.......                   $  2,270,948
           7,400  Golden West Financial                    779,313
          17,700  Green Tree Financial                     721,275
          15,400  Hartford Financial
                     Services Group......                1,705,550
          13,923  Household International                1,830,004
          24,900  Huntington Bancshares                    885,506
          13,800  Jefferson Pilot..                        809,888
          57,100  Keycorp..........                      2,266,156
          13,300  Lehman Brothers Holdings                 945,131
          13,300  Lincoln National.                      1,181,206
          15,000  Loews............                      1,500,938
          22,100  Marsh & McLennan.                      2,013,863
          12,700  MBIA.............                        947,738
          65,175  MBNA.............                      2,207,803
          14,800  MGIC Investment..                        932,400
          33,100  Mellon Bank......                      2,383,200
          17,100  Mercantile Bancorp                       946,913
          43,300  Merrill Lynch & Co.                    3,799,575
          23,100  Morgan (J.P.) & Co.                    3,031,875
          77,055  Morgan Stanley, Dean Witter,
                     Discover and Co.....                6,077,713
          42,700  National City....                      2,956,975
         122,266  NationsBank......                      9,261,650
          14,500  Northern Trust...                      1,058,500
          98,200  Norwest..........                      3,897,313
          39,700  PNC Bank.........                      2,399,369
           9,400  Progressive......                      1,273,113
          12,400  Providian Financial                      746,325
           2,799  Pulte............                        143,274
           7,100  Republic New York                        949,625
          18,400  Safeco...........                        918,850
          34,500  Schwab (Charles).                      1,207,500
          15,046  St. Paul Cos.....                      1,275,149
          20,900  State Street.....                      1,494,350
          22,900  Summit Bancorp...                      1,147,863
          25,400  SunAmerica.......                      1,268,413
          27,400  SunTrust Banks...                      2,231,388
          22,800  Synovus Financial                        802,275
          18,216  Torchmark........                        811,751
           8,193  Transamerica.....                        946,292
         149,158  Travelers Group..                      9,126,605
          31,917  U.S. Bancorp.....                      4,053,459
          18,064  UNUM.............                        970,940
          26,800  Wachovia.........                      2,276,325
          33,460  Washington Mutual                      2,344,291
          11,248  Wells Fargo......                      4,144,888
                                                  ________________
                                                       204,035,950
                                                  ________________



DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                     APRIL 30, 1998 (UNAUDITED)
   Shares         COMMON STOCKS (continued)              Value
____________                                          ____________
                   Mining And Metals-.8%
         14,000(a).ARMCO                           $        96,250
           5,200  ASARCO...........                        129,675
          29,500  Alcan Aluminium..                        958,750
          22,400  Aluminum Co. of America                1,736,000
          48,500  Barrick Gold.....                      1,088,219
          29,900  Battle Mountain Gold                     214,906
         14,700(a)Bethlehem Steel                          228,769
          12,108  Cyprus Amax Minerals                     208,863
          25,200  Freeport-McMoRan
                     Copper, Cl. B.......                  474,075
          19,100  Homestake Mining.                        222,038
          21,700  Inco.............                        381,106
           6,400  Inland Steel Industries                  187,600
          20,374  Newmont Mining...                        655,788
          11,400  Nucor............                        683,288
           7,690  Phelps Dodge.....                        516,191
          32,100  Placer Dome......                        473,475
           9,600  Reynolds Metals..                        633,600
          11,200  USX-U.S. Steel...                        438,200
          12,600  Worthington Industries                   226,406
                                                  ________________
                                                         9,553,199
                                                  ________________
                   Transportation-1.1%
         11,900(a)AMR                                    1,813,263
          20,339  Burlington Northern
                     Santa Fe............                2,013,561
          28,400  CSX..............                      1,491,000
           9,700  Delta Air Lines..                      1,127,625
         19,096(a)FDX..............                      1,298,528
          42,700  Laidlaw..........                        595,131
          49,000  Norfolk Southern.                      1,638,438
          28,750  Southwest Airlines                       788,828
          32,100  Union Pacific....                      1,757,475
         11,900(a)USAir Group    ......                    846,388
                                                  ________________
                                                        13,370,237
                                                  ________________
                   Utilities-8.9%
         211,200  AT&T.............                     12,685,200
          23,900  ALLTEL...........                      1,021,725
         73,200 (a)Airtouch Communications               3,888,750
          17,800  Ameren...........                        705,325
          24,700  American Electric Power                1,179,425
         142,300  Ameritech........                      6,056,644
          19,200  Baltimore Gas & Electric                 604,800
         101,036  Bell Atlantic....                      9,453,181

                   Utilities (continued)
         129,000  BellSouth........                   $  8,280,188
          20,500  CINergy..........                        714,938
          19,556  Carolina Power & Light                   842,130
          27,600  Central & Southwest                      719,325
          30,600  Consolidated Edison                    1,384,650
          30,100  Corning..........                      1,204,000
          18,900  DTE Energy.......                        740,644
          25,200  Dominion Resources                       996,975
          46,761  Duke Power.......                      2,706,293
          49,600  Edison International                   1,478,700
          31,700  Entergy..........                        788,538
          29,900  FirstEnergy......                        904,475
          23,700  FPL Group........                      1,470,881
          21,300  Frontier.........                        637,669
          16,500  GPU..............                        653,813
         124,500  GTE..............                      7,275,469
          36,744  Houston Industries                     1,067,873
          90,600  MCI Communications                     4,558,313
         34,200(a)NEXTEL Communications,
                    Cl. A.................                 981,113
         18,800(a)  Niagara Mohawk Power                   230,300
           9,700  Northern States Power                    546,838
          57,000  PG&E.............                      1,845,375
          21,600  PP&L Resources...                        498,150
          28,900  PECO Energy......                        688,181
          38,600  PacifiCorp.......                        897,450
          30,200  Public Service Enterprise
                     Group...............                1,013,588
         238,402  SBC Communications                     9,878,783
          89,700  Southern.........                      2,377,050
          55,900  Sprint...........                      3,818,669
          32,020  Texas Utilities..                      1,280,800
          62,800  US West..........                      3,312,700
          28,200  UniCom...........                        979,950
        131,700(a)WorldCom.........                      5,634,291
                                                  ________________
                                                       106,003,162
                                                  ________________
                  TOTAL COMMON STOCKS
                   (cost $732,491,574).             $1,138,164,045
                                                  ================
    Principal      SHORT-TERM
    Amount         INVESTMENTS-4.1%                      Value
____________                                       _______________
$ 2,300,000 (b)   U.S. Treasury Bills-.2%
                   5.02%, 6/25/1998....              $   2,283,371


DREYFUS BASIC S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                       APRIL 30, 1998 (UNAUDITED)
    Principal      SHORT-TERM
    Amount         INVESTMENTS (continued)              Value
____________                                       _______________
                   Repurchase Agreement-3.9%
    46,263,775    Goldman Sachs & Co., 5.42%
                  dated 4/30/98, due
                  5/1/1998 in the amount of
                  $46,270,869 (fully
                  collateralized by $45,800,000
                  U.S. TreasuryNotes, 6.125%,
                  8/15/2007, value
                  $47,189,284)........           $      46,263,775
                                                  ________________
                  TOTAL SHORT-TERM
                  INVESTMENTS
                  (cost $48,546,120)..           $      48,547,146
                                                  ================
                  TOTAL INVESTMENTS
                  (cost $781,037,694)     100.0%    $1,186,711,191
                                         =======  ================
                  LIABILITIES, LESS CASH
                   AND RECEIVABLES...... (0.0%)   $       (490,812)
                                         =======  ================
                  NET ASSETS.......       100.0%    $1,186,220,379
                                         =======  ================



Notes to Statement of Investments:
    (a)  Non-income producing.
    (b)  Partially held by the custodian in a segregated account as collateral for open financial futures positions.
Statement of Financial Futures                                                                   April 30, 1998 (Unaudited)
                                                                         Market Value                      Unrealized
                                                                           Covered                        Appreciation
Issuer                                                    Contracts    by Contracts        Expiration      at 4/30/98
_____                                                   _____________   ____________    ______________  _____________
Standard & Poor's 500........................                184         $51,483,200        June '98        $898,000
                                                                                                        =============
SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus BASIC S&P 500 Stock Index Fund
Statement of Assets and Liabilities                                                               April 30, 1998 (Unaudited)
                                                                                                    Cost               Value
                                                                                           _______________      _______________
ASSETS:                          Investments in securities-See Statement
                                      of Investments-Note 1(c)                                $781,037,694      $1,186,711,191
                                 Cash.......................................                                           864,732
                                 Dividends and interest receivable..........                                         1,123,587
                                 Receivable for futures variation margin-Note 1(d)                                     884,275
                                 Receivable for shares of Capital Stock subscribed                                      40,152
                                                                                                               _______________
                                                                                                                 1,189,623,937
                                                                                                               _______________
LIABILITIES:                     Due to The Dreyfus Corporation.............                                           192,213
                                 Payable for investment securities purchased                                         1,782,632
                                 Payable for shares of Capital Stock redeemed                                        1,428,713
                                                                                                               _______________
                                                                                                                     3,403,558
                                                                                                               _______________
NET ASSETS..................................................................                                    $1,186,220,379
                                                                                                               ===============
REPRESENTED BY:                  Paid-in capital............................                                      $769,616,512
                                 Accumulated undistributed investment income-net                                     4,715,957
                                 Accumulated net realized gain (loss) on investments                                 5,316,413
                                 Accumulated net unrealized appreciation (depreciation)
                                 on investments (including $898,000 net unrealized
                                   appreciation on financial futures)-Note 3                                       406,571,497
                                                                                                               _______________
NET ASSETS..................................................................                                    $1,186,220,379
                                                                                                               ===============
SHARES OUTSTANDING
(70 million shares of $.001 par value Capital Stock authorized).............                                        50,140,274
NET ASSET VALUE, offering and redemption price per share....................                                            $23.66
                                                                                                                       =======
SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus BASIC S&P 500 Stock Index Fund
Statement of Operations                                                             Six Months Ended April 30, 1998 (Unaudited)
INVESTMENT INCOME
INCOME:                          Cash dividends (net of $11,572 foreign taxes

                                 withheld at source)........................                   $    7,119,643
                                 Interest...................................                          817,711
                                                                                                _____________
                                       Total Income.........................                                    $    7,937,354
EXPENSES:                        Management fee-Note 2......................                          960,424
                                 Loan commitment fees -Note 4...............                            2,289
                                                                                                                 _____________
                                       Total Expenses.......................                                          962,713
                                                                                                                 _____________
INVESTMENT INCOME-NET.......................................................                                         6,974,641
                                                                                                                 _____________
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 3:
                                 Net realized gain (loss) on investments....                  $       842,549
                                 Net realized gain (loss) on financial futures                      4,616,579
                                                                                                _____________
                                     Net Realized Gain (Loss)...............                                         5,459,128
                                 Net unrealized appreciation (depreciation)
on investments
                                     (including $1,143,050 net unrealized
appreciation
                                     on financial futures)..................                                       181,221,870
                                                                                                                 _____________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                       186,680,998
                                                                                                                 _____________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                      $193,655,639
                                                                                                                 =============
SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus BASIC S&P 500 Stock Index Fund
Statement of Changes in Net Assets
                                                                                    Six Months Ended
                                                                                     April 30, 1998              Year Ended
                                                                                       (Unaudited)            October 31, 1997
                                                                                    ________________          ________________
OPERATIONS:
  Investment income-net...................................................         $       6,974,641          $     10,711,536
  Net realized gain (loss) on investments.................................                 5,459,128                11,500,547
  Net unrealized appreciation (depreciation) on investments...............               181,221,870               139,249,216
                                                                                     _______________           _______________
        Net Increase (Decrease) in Net Assets Resulting from Operations...               193,655,639               161,461,299
                                                                                     _______________           _______________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net...................................................                (5,366,446)               (9,360,467)
  Net realized gain on investments........................................               (11,450,950)               (5,619,611)
                                                                                     _______________           _______________
        Total Dividends...................................................            (16,817,396)                 (14,980,078)
                                                                                     _______________           _______________
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold...........................................               475,296,639               469,295,068
  Dividends reinvested....................................................                16,651,572                14,757,143
  Cost of shares redeemed.................................................              (285,708,197)             (276,514,308)
                                                                                     _______________           _______________
        Increase (Decrease) in Net Assets from Capital Stock Transactions.               206,240,014                207,537,903
                                                                                     _______________           _______________
            Total Increase (Decrease) in Net Assets.......................               383,078,257               354,019,124
NET ASSETS:
  Beginning of Period.....................................................               803,142,122               449,122,998
                                                                                     _______________           _______________
  End of Period...........................................................            $1,186,220,379           $   803,142,122
                                                                                     ===============           ===============
Undistributed investment income-net.......................................         $       4,715,957         $       3,107,763
                                                                                     _______________           _______________
CAPITAL SHARE TRANSACTIONS................................................                  Shares               Shares
                                                                                     _______________           _______________
  Shares sold.............................................................                21,296,773                25,506,327
  Shares issued for dividends reinvested..................................                   833,980                   861,946
  Shares redeemed.........................................................               (12,702,133)              (14,850,933)
                                                                                     _______________           _______________
        Net Increase (Decrease) in Shares Outstanding.....................                 9,428,620                11,517,340
                                                                                     ===============           ===============

Dreyfus BASIC S&P 500 Stock Index Fund
Financial Highlights
    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                     Six Months Ended
                                                            April 30, 1998         Year Ended October 31,
                                                                     _________________________________________________
PER SHARE DATA:                                        (Unaudited)  1997          1996    1995(1)    1994(2)(3)  1993(3)
                                                        __________ _______       _______  _______      _______ _______
    Net asset value, beginning of period..                $19.73    $15.38        $12.75   $10.42       $10.23  $10.00
                                                          ______   _______       _______  _______      _______ _______
    Investment Operations:
    Investment income-net.................                  .15        .30           .29      .26          .21(4)  .01(5)
    Net realized and unrealized gain (loss)
      on investments......................                  4.18      4.52          2.69     2.37          .14     .22
                                                          ______   _______       _______  _______      _______ _______
    Total from Investment Operations......                  4.33      4.82          2.98     2.63          .35     .23
                                                          ______   _______       _______  _______      _______ _______
    Distributions:
    Dividends from net investment income-net                (.13)     (.28)         (.30)    (.26)        (.16)      -
    Dividends from net realized gains on investment         (.27)     (.19)         (.05)    (.04)       (.00)(6)    -
                                                          ______   _______       _______  _______      _______ _______
    Total Distributions...................                  (.40)     (.47)         (.35)    (.30)        (.16)      -
                                                          ______   _______       _______  _______      _______ _______
    Net asset value, end of period........                $23.66    $19.73        $15.38   $12.75       $10.42  $10.23
                                                          ======   ======         ======  ======      ======    ======
TOTAL INVESTMENT RETURN...................                22.34%(7)  31.87%        23.78%   25.75%        3.50%   2.30%(7)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                 .10%(7)    .20%          .20%     .37%         .40%(8) .04%(7)
    Ratio of net investment income
      to average net assets...............                  .72%(7)   1.72%         2.16%    2.36%        2.38%    .12%(7)
    Portfolio Turnover Rate...............                  .50%(7)   3.75%         4.75%    1.03%       13.00%  22.00%(9)
    Average commission rate paid(10)......                $.0201    $.0299        $.0297        -            -       -
    Net assets, end of period (000's Omitted)         $1,186,22   $803,142      $449,123 $204,278     $123,994 $24,004
(1)    Effective September 15, 1995, the Fund's Investor and Class R designations were eliminated and the Fund became a single class Fund.
(2)    Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994,
       Mellon Bank, N.A. served as the Fund's investment manager.
(3)    The Fund commenced operations on September 30, 1993. Effective October 17, 1994, the Fund's Trust shares were redesignated as Class R shares.
(4)    Net investment income before reimbursement of expenses by the investment adviser for the year ended October 31, 1994 was
       $0.21.
(5)    For the period September 30, 1993 (commencement of operations) to October 31, 1993, net investment income before reimbursement
       of expenses by the investment adviser was $0.00.
(6)    Amount represents less than $0.01.
(7)    Not annualized.
(8)    Annualized expense ratio before voluntary reimbursement of expenses by the investment adviser for the year ended October
       31, 1994 was 0.45%.
(9)    Turnover calculation does not include in-kind purchases amounting to $22,472,314.
(10)  For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus BASIC S&P 500 Stock Index Fund
NOTE TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus BASIC S&P 500 Stock Index Fund (the "Fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company and operates as a series company currently offering eighteen series including the Fund. The Fund's investment objective is to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index primarily through investments in equity securities. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank"). Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued to the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during th e period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
    (d) Financial futures: The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 1998, are set forth in the Statement of Financial Futures.
    (e) Distributions to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and
DREYFUS BASIC S&P 500 STOCK INDEX FUND
NOTE TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    On May 5, 1998, the Board of Directors declared dividends of $.1011 per share, consisting of $.0079 from short-term capital gains, .0032 from long-term capital gains and $.0900 from investment income-net, payable on May 6, 1998 to shareholders of record as of the close of business on May 5, 1998.
    (f) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2-INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third and/or affiliates parties to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .20 of 1% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each trustee receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds:
The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. (The $1,000 attendance fee and reimbursement of meeting expenses are also borne pro rata by Dreyfus High Yield Strategies Fund.). These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 1998 amounted to $181,228,891 and $4,754,028, respectively.
    At April 30, 1998, accumulated net unrealized appreciation on investments and financial futures was $406,571,497, consisting of $412,354,236 gross unrealized appreciation and $5,782,739 gross unrealized depreciation.
    At April 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 4-BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 1998, the Fund did not borrow under the Facility.


Registration Mark
[Dreyfus lion "d" logo]
DREYFUS BASIC S&P 500
STOCK INDEX FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                            713SA984
Registration Mark
[Dreyfus logo]
BASIC S&P 500
Stock Index Fund
Semi-Annual Report
April 30, 1998